Stock-based Compensation - Restricted Stock Units Activity (Details) - RSUs	9 Months Ended
Sep. 30, 2021 $ / shares shares
Number of shares
Outstanding (shares) | shares	0
Granted (shares) | shares	144,254
Vested (shares) | shares	(12,108)
Cancelled (shares) | shares	(1,905)
Outstanding (shares) | shares	130,241
Grant Date Fair Value
Outstanding (usd per share) | $ / shares	$ 0
Granted (usd per share) | $ / shares	109.50
Vested (usd per share) | $ / shares	159.02
Cancelled (usd per share) | $ / shares	157.76
Outstanding (usd per share) | $ / shares	$ 104.19